Vessels (Table) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Abstract]
2022	$ 34,892
2023	25,922
2024	25,958
2025	15,332
2026	4,992
Minimum net lease payments	107,096
Less: Present value discount	(14,330)
Total Obligations under operating leases and financial liability (current and non-current portion)	$ 92,766